Subsidiary Guarantor Information - Supplemental Statement of Cash Flows (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Operating activities:
Net (loss) income for the year		$ (347,911,084)	$ (180,419,837)	$ (280,850,619)
Income taxes and duties	$ 18,244,619	343,823,489	446,612,429	375,258,833
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization	7,279,679	137,187,010	153,382,040	156,704,513
Amortization of intangible assets	28,833	543,372	2,643,326
Impairment of wells, pipelines, properties, plant and equipment	5,151,562	97,082,214	(21,418,997)	151,444,560
Unsuccessful wells	3,799,605	71,604,308	15,443,086	6,164,624
Exploration costs		7,990,877	(2,171,218)	(1,447,761)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment	134,865	2,541,558	16,885,264	17,063,671
Amortization of rights of use		7,429,275
Gain on sale of share in joint ventures and associates			(701,171)	(3,139,103)
Disposal of held-for-sale current non-financial assets				2,808,360
Dividends				(180,675)
Effects of net present value of reserve for well abandonment		(258,816)	(6,953,200)	7,774,000
Profit (loss) sharing in investments		1,157,893	(1,527,012)	(360,440)
Decrease on available-for-sale financial assets				1,360,205
Net loss on available-for-sale financial assets				3,523,748
Unrealized foreign exchange loss (gain)	(4,151,984)	(78,244,974)	(19,762,208)	(16,685,439)
Interest expense	7,050,142	132,861,340	120,727,022	117,644,548
Interest income	(1,299,201)	(24,483,706)	(9,520,962)
Accounts receivable, accounts payable and derivative financial instruments		39,616,470	7,300,201	(123,501,225)
Inventories	(34,472)	(649,629)	(18,163,638)	(17,966,870)
Taxes		(372,673,413)	29,032,735
Other assets			(530,711)	(1,972,532)
Other assets and other liabilities			(14,757,363)
Employee benefits		66,954,701	53,604,884	50,065,396
Net cash flows from operating activities	4,522,133	85,220,514	141,786,590	63,397,470
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(126,873,931)	(108,960,689)	(91,859,465)
Other assets and other receivables		15,575,128
Resources from sale available-for-sale financial assets				8,026,836
Proceeds from the sale of assets			4,078,344	3,141,710
Other assets			3,798,431
Cash flows used in investing activities	(5,905,950)	(111,298,803)	(101,083,914)	(80,690,919)
Financing activities:
Increase in equity due to Certificates of Contributions "A"	6,480,748	122,131,000
Long-terms and interest received from the Mexican Government		38,704,883
Lease payments	(568,284)	(10,709,421)
Loans obtained from financial institutions	61,969,889	1,167,834,946	899,769,012	704,715,468
Debt payments, principal only		(1,185,042,283)	(841,033,392)	(642,059,819)
Interest paid	(6,789,273)	(127,945,203)	(115,289,389)	(108,910,417)
Net cash flows from (used in) financing activities	263,935	4,973,922	(56,553,769)	(46,254,768)
Net decrease in cash and cash equivalents	(1,119,882)	(21,104,367)	(15,851,093)	(63,548,217)
Effects of change in cash value	(9,889)	(186,411)	(88,252)	(2,132,542)
Cash and cash equivalents at the beginning of the period	4,346,593	81,912,409	97,851,754	163,532,513
Cash and cash equivalents at the end of the period (Note 9)	$ 3,216,821	60,621,631	81,912,409	97,851,754
Petroleos Mexicanos [member]
Operating activities:
Net (loss) income for the year		(347,289,363)	(180,365,050)	(280,844,898)
Income taxes and duties		(11,557,958)
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,183,741	1,274,179	1,155,881
Amortization of intangible assets		373,961	2,446,445
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		14,115	872,527	433,391
Amortization of rights of use		639,877
Profit (loss) sharing in investments		296,230,824	125,246,527	211,567,169
Unrealized foreign exchange loss (gain)		(74,439,514)	(19,726,271)	(13,526,153)
Interest expense		118,543,971	109,697,028	100,545,114
Interest income		(22,964,784)	(9,520,962)
Accounts receivable, accounts payable and derivative financial instruments		11,279,402	51,460,407	(88,496,967)
Inventories				(62,421)
Taxes		(10,682,007)	(8,881,300)
Other assets				(7,091,867)
Other assets and other liabilities			559,449
Employee benefits		52,052,212	10,519,603	18,829,768
Inter-company charges and deductions		(439,039,267)	(14,527,177)	7,284,124
Net cash flows from operating activities		(425,654,790)	69,055,405	(50,206,859)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(232,592)	(1,162,685)	(1,436,926)
Other assets and other receivables		14,743,694
Other assets			3,586,010
(Increase) decrease due to Inter-company investing		401,422,502	(47,454,385)	25,611,359
Cash flows used in investing activities		415,933,604	(45,031,060)	24,174,433
Financing activities:
Increase in equity due to Certificates of Contributions "A"		122,131,000
Long-terms and interest received from the Mexican Government		38,704,883
Lease payments		(588,463)
Loans obtained from financial institutions		824,049,426	510,871,366	401,947,349
Debt payments, principal only		(851,077,341)	(450,353,531)	(327,703,729)
Interest paid		(120,450,950)	(106,313,795)	(93,755,698)
Net cash flows from (used in) financing activities		12,768,555	(45,795,960)	(19,512,078)
Net decrease in cash and cash equivalents		3,047,369	(21,771,615)	(45,544,504)
Cash and cash equivalents at the beginning of the period		25,187,488	46,959,103	92,503,607
Cash and cash equivalents at the end of the period (Note 9)		28,234,857	25,187,488	46,959,103
Subsidiary guarantors [member]
Operating activities:
Net (loss) income for the year		(291,256,339)	(127,551,718)	(206,484,532)
Income taxes and duties		352,291,238
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		134,134,135	149,747,232	152,607,943
Amortization of intangible assets		86,342	86,332
Impairment of wells, pipelines, properties, plant and equipment		93,471,765	(25,384,888)	145,302,407
Unsuccessful wells		71,604,308	15,443,086	6,164,624
Exploration costs		7,990,877	(2,171,218)	(1,447,761)
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		1,492,916	12,226,128	14,687,229
Amortization of rights of use		5,439,642
Gain on sale of share in joint ventures and associates			(10,257)	(3,139,103)
Disposal of held-for-sale current non-financial assets				2,808,360
Effects of net present value of reserve for well abandonment		(258,816)	(6,953,200)	7,774,000
Profit (loss) sharing in investments		(538,281)	(538,281)	(409,955)
Unrealized foreign exchange loss (gain)		(2,867,091)	446,523	(1,585,910)
Interest expense		12,446,222	9,577,370	15,736,420
Interest income		(658,748)
Accounts receivable, accounts payable and derivative financial instruments		27,661,723	(70,278,499)	(14,214,566)
Inventories				(3,086,181)
Taxes		(356,254,147)	38,071,896
Other assets				(483,389)
Other assets and other liabilities			(12,071,857)
Employee benefits		9,322,327	44,858,697	31,489,785
Inter-company charges and deductions		176,676,691	81,240,429	(114,968,213)
Net cash flows from operating activities		240,784,764	106,737,775	30,751,158
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		(132,206,201)	(103,408,759)	(87,274,561)
Other assets and other receivables		933,269
Proceeds from the sale of assets			14,568	3,863,072
Other assets			212,421
Cash flows used in investing activities		(131,272,932)	(103,181,770)	(83,411,489)
Financing activities:
Increase in equity due to Certificates of Contributions "A"		41,956,917
Lease payments		(8,745,025)
Loans obtained from financial institutions		46,297
Debt payments, principal only		(4,826,936)	(6,662,318)	(7,981,937)
Interest paid		(6,104,160)	(7,857,926)	(13,991,633)
Inter-company increase (decrease) financing		(143,484,166)	8,620,192	83,716,743
Net cash flows from (used in) financing activities		(121,157,073)	(5,900,052)	61,743,173
Net decrease in cash and cash equivalents		(11,645,241)	(2,344,047)	9,082,842
Cash and cash equivalents at the beginning of the period		16,471,298	18,815,345	9,732,503
Cash and cash equivalents at the end of the period (Note 9)		4,826,057	16,471,298	18,815,345
Non-guarantor subsidiaries [member]
Operating activities:
Net (loss) income for the year		(4,974,486)	2,305,189	(5,082,639)
Income taxes and duties		3,090,209
Adjustments to reconcile net loss to cash provided by operating activities:
Depreciation and amortization		1,869,134	2,360,629	2,940,689
Amortization of intangible assets		83,069	110,549
Impairment of wells, pipelines, properties, plant and equipment		3,610,449	3,965,891	6,142,153
Loss from derecognition of disposal of wells, pipelines, properties, plant and equipment		1,034,527	3,786,609	1,943,051
Amortization of rights of use		1,349,756
Gain on sale of share in joint ventures and associates			(690,914)
Dividends				(180,675)
Profit (loss) sharing in investments		(1,473,955)	(1,473,955)	49,515
Decrease on available-for-sale financial assets				1,360,205
Net loss on available-for-sale financial assets				3,523,748
Unrealized foreign exchange loss (gain)		(938,369)	(482,460)	(1,573,376)
Interest expense		1,871,147	1,452,624	1,363,014
Interest income		(860,174)
Accounts receivable, accounts payable and derivative financial instruments		675,345	26,118,293	(20,789,692)
Inventories				(14,818,268)
Taxes		(5,737,259)	(157,861)
Other assets				551,233
Other assets and other liabilities			(3,244,955)
Employee benefits		5,580,162	(1,773,416)	(254,157)
Inter-company charges and deductions		5,349,241	(21,516,287)	514,270
Net cash flows from operating activities		10,528,796	10,759,936	(24,310,929)
Investing activities:
Acquisition of wells, pipelines, properties, plant and equipment and intangible assets		5,564,862	(4,389,245)	(3,147,978)
Other assets and other receivables		(101,835)
Resources from sale available-for-sale financial assets				8,026,836
Proceeds from the sale of assets			4,063,776	(721,362)
Cash flows used in investing activities		5,463,027	(325,469)	4,157,496
Financing activities:
Increase in equity due to Certificates of Contributions "A"		(41,956,917)
Lease payments		(1,375,933)
Loans obtained from financial institutions		343,739,223	388,897,646	302,768,119
Debt payments, principal only		(329,138,006)	(384,017,543)	(306,374,153)
Interest paid		(1,390,093)	(1,117,668)	(1,163,086)
Inter-company increase (decrease) financing		1,623,408	(5,932,333)	(2,164,002)
Net cash flows from (used in) financing activities		(28,498,318)	(2,169,898)	(6,933,122)
Net decrease in cash and cash equivalents		(12,506,495)	8,264,569	(27,086,555)
Effects of change in cash value		(186,411)	(88,252)	(2,132,542)
Cash and cash equivalents at the beginning of the period		40,253,623	32,077,306	61,296,403
Cash and cash equivalents at the end of the period (Note 9)		27,560,717	40,253,623	32,077,306
Eliminations [member]
Operating activities:
Net (loss) income for the year		295,609,104	125,191,742	211,561,450
Adjustments to reconcile net loss to cash provided by operating activities:
Profit (loss) sharing in investments		(293,060,695)	(124,761,303)	(211,567,169)
Inter-company charges and deductions		257,013,335	(45,196,965)	107,169,819
Net cash flows from operating activities		259,561,744	(44,766,526)	107,164,100
Investing activities:
(Increase) decrease due to Inter-company investing		(401,422,502)	47,454,385	(25,611,359)
Cash flows used in investing activities		(401,422,502)	47,454,385	(25,611,359)
Financing activities:
Inter-company increase (decrease) financing		141,860,758	(2,687,859)	(81,552,741)
Net cash flows from (used in) financing activities		$ 141,860,758	$ (2,687,859)	$ (81,552,741)